SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] € in Thousands	1 Months Ended
Jan. 31, 2016 EUR (€)
Two companies in Europe [Member]
Subsequent Event [Line Items]
Maximum percentage of borrowing base	80.00%
Euro Member Countries, Euro [Member] | Two companies in Europe [Member]
Subsequent Event [Line Items]
Minimum amount of bank guarantee facility to finance existing and new bank guarantees	€ 2,500
Line Of Credit Seven [Member] | Segment Geographical Groups Of Countries Group Three [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate basis points above reference rate for borrowed amount	3.50%
Debt instrument, interest rate basis points above reference rate for non borrowed amount	0.75%
Line Of Credit Seven [Member] | Segment Geographical Groups Of Countries Group Three [Member] | Euro Member Countries, Euro [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount	€ 10,000